Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (Loss) Per Share	Net Income (Loss) Per Share
The following table sets forth the computation of the Company's basic net income (loss) per share to common stockholders for the three and six months ended June 30, 2022 and 2021.

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except share data)	2022	2021	2022	2021
Net income (loss) attributable to TOI	$(5,453)	$3,205	$13,833	$2,209
Less: Deemed dividend	64	—	64	—
Net income (loss) attributable to TOI available for distribution	(5,517)	3,205	13,769	2,209
Net income (loss) attributable to participating securities, basic	(1,013)	—	2,521	—
Net income (loss) attributable to common stockholders, basic	$(4,504)	$3,205	$11,248	$2,209
Weighted average common shares outstanding, basic	72,996,836	66,021,829	73,123,895	64,446,377
Net income (loss) per share attributable to common stockholders, basic	$(0.06)	$0.05	$0.15	$0.03
The following table sets forth the computation of the Company's diluted net income (loss) per share to common stockholders for the three and six months ended June 30, 2022 and 2021.

(in thousands, except share data)	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net income (loss) attributable to TOI	$(5,453)	$3,205	$13,833	$2,209
Less: Deemed dividend	64	—	64	—
Net income (loss) attributable to TOI available for distribution	(5,517)	3,205	13,769	2,209
Less: Net income attributable to participating securities, diluted	(1,013)	—	2,441	—
Net income (loss) attributable to common stockholders, diluted	$(4,504)	$3,205	$11,328	$2,209
Weighted average shares outstanding, diluted	72,996,836	66,021,829	76,106,201	64,446,377
Net income (loss) per share attributable to common stockholders, diluted	$(0.06)	$0.05	$0.15	$0.03
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Stock options	7,270,358	9,201,136	4,429,451	9,201,136
RSUs	2,182,536	1,367,463	1,471,052	1,367,463
Earnout Shares	1,437,138	—	1,437,138	—
Public Warrants	5,749,986	—	5,749,986	—
Private Warrants	3,177,542	—	3,177,542	—
Net Loss Per Share
The following table sets forth the computation of the Company's basic and diluted net loss per share to common stockholders for the years ended December 31, 2021 and 2020.

	Year Ended December 31,
	2021	2020
Net loss attributable to TOI (in thousands)	$(10,927)	$(14,322)
Basic and diluted weighted average shares outstanding	66,230,606	59,117,723
Basic and diluted net loss per share attributable to TOI	$(0.16)	$(0.24)
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year Ended December 31,
	2021	2020
Stock options	6,921,180	8,683,952
RSUs	1,291,492	1,390,839
Earnout Shares	1,602,435	—
Public Warrants	5,749,986	—
Private Warrants	3,177,542	—
The Earnout Shares are excluded from basic and diluted EPS since they are contingently issuable. Given the market conditions have not been achieved, the contingency has not been met and therefore the Earnout Shares are not included in basic and diluted weighted average shares outstanding.
See Note 14 for further details regarding stock options and restricted stock units. See Note 2 for further details regarding terms of the earnout and warrants.